CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Common Stock - (Details) - USD ($)				3 Months Ended	9 Months Ended
	Aug. 01, 2021	Jul. 01, 2021	Jun. 21, 2021	Sep. 30, 2021	Sep. 30, 2021
Class of Stock [Line Items]
Aggregate gross proceeds					$ 18,000,000
Number of shares issued upon conversion			1,206,614		842,429
Shares issued in exchange for investor relation services (in shares)	2,000
Share price	$ 6.25
Shares issued in exchange for investor relation services	$ 12,500			$ 12,500
Other offering costs					$ 2,339,816
Bridge Notes
Class of Stock [Line Items]
Number of shares issued upon conversion					842,429
Initial Public Offering
Class of Stock [Line Items]
Number of shares issued and sold			2,250,000		2,250,000
Underwriting discounts		$ 1,900,000
Number of shares issued upon conversion					1,206,614
Other offering costs		600,000
Net proceeds		$ 18,200,000	$ 15,700,000
Share price			$ 8.00
Other offering costs			$ 600,000
Initial Public Offering | Convertible Notes
Class of Stock [Line Items]
Number of shares issued upon conversion					842,429
Initial Public Offering | Bridge Notes
Class of Stock [Line Items]
Outstanding principal and accrued interest converted					$ 4,700,000
Overallotment
Class of Stock [Line Items]
Number of shares issued and sold		337,500
Net proceeds from issuance of shares		$ 2,500,000
Aggregate gross proceeds		2,700,000
Underwriting discounts		200,000
Net proceeds		$ 18,200,000
Share price		$ 8.00
Other offering costs		$ 600,000